Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Stockholders' Equity
Stockholders' Equity

(11)    Stockholders' Equity

Accumulated Other Comprehensive Loss

The following details the change in the components of the Company's accumulated other comprehensive loss for the years ended December 31, as indicated.

			Accumulated
		Unrecognized Net	Other
		Pension and	Comprehensive
	Unrealized Loss	Postretirement	(Loss)
(in thousands)	on Securities (1)	Costs (2)	Income
Balance, December 31, 2016	$(1,936)	$(1,865)	$(3,801)
Other comprehensive (loss) income, before reclassifications	(37)	90	53
Amounts reclassified from accumulated other comprehensive loss	(5)	(1,085)	(1,090)
Other comprehensive loss, before tax	(42)	(995)	(1,037)
Income tax benefit	16	378	394
Other comprehensive loss, net of tax	(26)	(617)	(643)
Amounts reclassified from accumulated other comprehensive loss per ASU 2018-02 (3)	(538)	(680)	(1,218)
Balance, December 31, 2017	$(2,500)	$(3,162)	$(5,662)
Other comprehensive (loss) income, before reclassifications	(1,209)	219	(990)
Amounts reclassified from accumulated other comprehensive loss	—	436	436
Other comprehensive (loss) income, before tax	(1,209)	655	(554)
Income tax benefit (expense)	254	(137)	117
Other comprehensive (loss) income, net of tax	(955)	518	(437)
Balance, December 31, 2018	$(3,455)	$(2,644)	$(6,099)

(1)	The pre-tax amounts reclassified from accumulated other comprehensive loss are included in gain on sale of investment securities in the consolidated statements of income.
(2)	The pre-tax amounts reclassified from accumulated other comprehensive income are included in the computation of net periodic pension cost. See Note 12.
(3)

As of December 31, 2017, the Company elected to early adopt and retrospectively apply the reclassification of stranded income tax effects from accumulated other comprehensive loss to retained earnings, as permitted under ASU 2018-02.